Consolidated Statements of Cash Flows ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Cash flows from operating activities:
Net loss	$ (86,636)	$ (80,000)	$ (13,623)
Adjustments to reconcile net loss to net cash used in operating activities:
Finance expenses, net	13	896	312
Other expenses	192
Financial liabilities recorded as listing expenses	7,648
Finance expenses related to convertible loans and warrants	5,016
Revaluation of liability to Legacy	810
Equity Line of Credit (“ELOC”)	1,570
Share listing expenses	12,312
Depreciation and amortization	7,637	7,791	1,853
Impairment of goodwill and intangible assets	15,258	23,356
Change in employee benefit liabilities, net	(43)	(364)	(94)
Change in deferred tax liabilities	(39)	(1,059)	58
Cost of share-based payment	7,115	10,516	5,897
Adjustments to the profit or loss items	57,489	41,136	8,026
Changes in asset and liability items:
Decrease (increase) in trade receivables	13,242	(1,453)	(6,969)
Decrease (increase) in other assets	(4,730)	2,462	(3,463)
Decrease in receivables for construction contracts			682
Increase (decrease) in trade payables	(3,436)	544	8,879
Decrease (increase) in inventories	1,812	(288)	(1,195)
Change in balances of government grants	(824)		(186)
Increase in other accounts payable	7,980	15,216	2,884
Total Changes in asset and liability	14,044	16,481	632
Cash paid and received during the year for:
Interest paid, net	(717)	(806)	(315)
Taxes paid	(382)	(243)
Cash paid and received during the year	(1,099)	(1,049)	(315)
Net cash used in operating activities	(16,202)	(23,432)	(5,280)
Cash flows from investing activities:
Investment in restricted bank deposit		(660)	(202)
Withdrawal from restricted bank deposit	3,926
Investment in restricted cash	(1,493)	140	(210)
Change in long-term deposits			(3,096)
Purchase of property and equipment	(297)	(624)	(453)
Assets acquisition		(5,405)
Reverse acquisition (a)			605
Acquisition of newly consolidated subsidiary (b)			(12,626)
Net cash provided by (used in) investing activities	2,136	(6,549)	(15,982)
Cash flows from financing activities:
Issuance of ordinary shares, net of issuance expenses	2,379	18,836	34,571
Repurchase of shares			(1,230)
Short-term loans, net		1,780	615
Repayment of lease liabilities	(1,711)	(2,065)	(1,079)
Receipt on account of issuance of shares		2,251
Dividend distribution to non-controlling interests		(95)
Exercise of options and warrants	2,005	1,086
Government grants		77	202
Receipt of short-term loans	15,227
Repayment of short-term loans	(4,973)	(1,210)	(376)
Net cash provided by financing activities	12,927	20,660	32,703
Exchange rate differences on cash and cash equivalents	667	(659)	1,271
Increase (decrease) in cash and cash equivalents	(472)	(9,980)	12,712
Cash and cash equivalents at the beginning of the year	3,994	13,974	1,262
Cash and cash equivalents at the end of the year	3,522	3,994	13,974
Non-cash transactions:
Right-of-use asset and liability	(2,516)	1,306	5,542
Assets acquisition		4,796
Employee benefit assets and liabilities	97	121
Reclassification of deferred issuance cost to equity	1,384	1,717
Dividend distribution to non-controlling interests	369
Conversion of convertible loans	6,143
The subsidiary’s assets and liabilities on acquisition date:
Right-of-use assets	2,510	6,507
Goodwill	2,467	13,702
Intangible assets	5,416	16,198
Trade payables	(9,867)	(13,771)
Other payables	(766)	(1,361)
Liabilities for government grants	(412)
Non-controlling interests	(2,776)	(2,397)
Equity	50,733	(8,810)	(65,778)
The subsidiary’s assets and liabilities on acquisition date:
Right-of-use assets	2,510	6,507
Goodwill	2,467	13,702
Intangible assets	5,416	16,198
Trade payables	(9,867)	(13,771)
Other payables	$ (766)	$ (1,361)
Reverse Acquisition [Member]
The subsidiary’s assets and liabilities on acquisition date:
Restricted bank deposit			859
Trade receivables			10,480
Other accounts receivable			2,703
Construction contracts			682
Property, plant and equipment			489
Right-of-use assets			2,657
Goodwill			14,494
Intangible assets			7,093
Deferred tax asset			1,688
Deferred tax liability			(1,985)
Short term loans			(727)
Trade payables			(1,775)
Other payables			(5,380)
Bank loans			(108)
Liabilities for government grants			(352)
Lease liability			(2,657)
Employee benefit liabilities			(772)
Non-controlling interests			(1,427)
Equity			(26,568)
Total net cash deriving from reverse acquisition			606
The subsidiary’s assets and liabilities on acquisition date:
Trade receivables			10,480
Other accounts receivable			2,703
Property, plant and equipment			489
Right-of-use assets			2,657
Goodwill			14,494
Intangible assets			7,093
Deferred tax asset			1,688
Deferred tax liability			(1,985)
Short term loans			(727)
Trade payables			(1,775)
Other payables			(5,380)
Bank loans			(108)
Lease liability			(2,657)
Employee benefit liabilities			(772)
Initial consolidation of Comsec [Member]
The subsidiary’s assets and liabilities on acquisition date:
Trade receivables			7,735
Other accounts receivable			614
Property, plant and equipment			267
Right-of-use assets			2,381
Goodwill			17,057
Intangible assets			16,220
Deferred tax asset			1,720
Deferred tax liability			(2,729)
Short term loans			(9,894)
Trade payables			(4,101)
Other payables			(1,130)
Bank loans			(4,063)
Lease liability			(2,381)
Employee benefit liabilities			(59)
The subsidiary’s assets and liabilities on acquisition date:
Trade receivables			7,735
Other accounts receivable			614
Inventories			644
Property, plant and equipment			267
Right-of-use assets			2,381
Goodwill			17,057
Intangible assets			16,220
Deferred tax asset			1,720
Deferred tax liability			(2,729)
Short term loans			(9,894)
Trade payables			(4,101)
Other payables			(1,130)
Bank loans			(4,063)
Lease liability			(2,381)
Employee benefit liabilities			(59)
Share capital and premium			(9,655)
Total net cash paid for the acquisition			$ 12,626